WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

SUPPLEMENT DATED AUGUST 14, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 27, 2015

At the meeting of the Board of Trustees (the “Meeting”) of the WesMark Funds (the “Trust”) held on August 11, 2015, J. Christopher Gardill was elected and qualified to serve as an Interested Trustee of the Trust, effective immediately.

The following information amends the information found in the section titled “BOARD OF TRUSTEES” on page 26 of the Statement of Additional Information:

INTERESTED TRUSTEE
J. Christopher Gardill* Age: 39 WesMark Funds Attn: Secretary One Bank Plaza Wheeling, WV 26003 TRUSTEE Began serving August 2015

Principal Occupations: Member, Phillips, Gardill, Kaiser & Altmeyer, PLLC (private law firm).

Other Directorships:  Board Member, Wheeling Vintage Raceboat Regatta (Private Organization); Board Member, Our Lady of Peace School; Director, The Kings’ Daughters Childcare Center, Inc.; Director, OVConnect, Inc. (Private Organization); Director, Appalachian Outreach, Inc.  (Non-Profit).

* Mr. Gardill is an interested person due to his affiliation with Phillips, Gardill, Kaiser & Altmeyer, PLLC who serves as legal counsel to Wesbanco Inc. and Wesbanco Bank. The Funds’ investment adviser, WesBanco Investment Department, is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc.  Mr. Gardill was also an independent consultant to the Trust Committee of WesBanco Bank, Inc.

The following information amends the information found in the section titled “Compensation of the Trustees” on page 29 of the Statement of Additional Information:

Name of the Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust Paid to Trustees
J. Christopher Gardill	$0	None	None	$0

As previously noted, Mr. Gardill also serves as a paid consultant to an affiliate of the Adviser in addition to receiving compensation from the Trust for serving as a Trustee.

The following information amends the information found in the section titled “BOARD OWNERSHIP OF SHARES IN THE FUNDS AS OF DECEMBER 31, 2014” on page 30 of the Statement of Additional Information:

Interested Trustee J. Christopher Gardill
Small Company Growth Fund	$10,001 to $50,000
Growth Fund	$50,001 - $100,000
Balanced Fund	None
Government Bond Fund	None
West Virginia Municipal Bond Fund	None
Aggregate Dollar Range of Securities in the Trust	$50,001 - $100,000

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE